Financial investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Financial investments	$ 92,233	$ 206,547	$ 119,498
Investment fund quotas
Financial investments
Financial investments	38,677	138,945
Bank deposit certificate
Financial investments
Financial investments	44,595	42,067
Repurchase agreements
Financial investments
Financial investments		18,289
Other
Financial investments
Financial investments	$ 8,961	$ 7,246